Vessels - Additional Information (Detail) - Seaspan [Member]	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Vessel
Property Plant And Equipment [Line Items]
Vessel impairments	$ 0	$ 0
Net sale proceeds from vessel disposals	0	0	$ 37,100,000
Gain on disposals	$ 0	$ 0	13,600,000
Seaspan Alps, Seaspan Kenya, Seaspan Mourne and Seaspan Grouse [Member]
Property Plant And Equipment [Line Items]
Net sale proceeds from vessel disposals			37,100,000
Gain on disposals			$ 13,604,000
4250 TEU Vessels [Member]
Property Plant And Equipment [Line Items]
Number of vessels sold | Vessel			4